Summary of Concentration of Credit Risk (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 573	$ 502
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Description of concentration of credit risk	Of the total loans and customers’ liability under acceptances, the only industry segment which equalled or exceeded 5% of the total concentration as at October 31, 2023 was real estate 10% (October 31, 2022 – 10%).
Loans and customers' liability under acceptances [member] | Real estate segment [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 340,000	$ 292,000
Commitments to extend credit totalling	$ 300,000	$ 256,000
Credit instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	17.00%	22.00%
Credit instruments [member] | Power and utilities [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [member] | Government, public sector entities and education [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	4.00%
Credit instruments [member] | Automotive [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	8.00%
Credit instruments [member] | Professional and other services [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	8.00%
Credit instruments [member] | Sundry manufacturing and wholesale [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [member] | Non-residential real estate [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	6.00%	7.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 83,000	$ 97,000
Derivative financial instruments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	60.00%	63.00%
Derivative financial instruments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	32.00%	30.00%